Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets [Line Item]
Credit loss expense / (release)

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased

Total
For the year ended 31.12.24
Global Wealth Management (60) 41 3 (16)
Personal & Corporate Banking (63) 487 (21) 404
Asset Management (1) 0 0 (1)
Investment Bank 56 42 0 97
Non-core and Legacy (30) 42 57 69
Group Items (2) 0 0 (2)
Total (99) 612 39 551
For the year ended 31.12.23
Global Wealth Management 127 27 13 166
Personal & Corporate Banking 271 183 27 482
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 5 0 0 6
Total 593 378 67 1,037
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 1 0 1
Total 29 0 29

Economic scenarios and weights applied

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.24 31.12.23
Asset price appreciation / inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0

Scenario assumptions

Scenario assumptions
One year

Three years cumulative

31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)

United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes

4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Scenario assumptions
One year

Three years cumulative

31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (percentage change)

United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (percentage change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (percentage change)
Single-Family Homes

6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Development of ECL allowances and provisions

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
Net movement from new and derecognized transactions
1
37 30 (21) 29 0
of which: Private clients with mortgages 2 (6) 8 0 0
of which: Real estate financing 8 5 3 0 0
of which: Large corporate clients (12) (6) (34) 28 0
of which: SME clients 10 4 5 0 0
of which: Other 30 33 (3) 0 1

of which: Loans to financial advisors
(2) (2) 0 0 0
Remeasurements with stage transfers
2
(509) 32 (53) (488) 0
of which: Private clients with mortgages (6) 0 (7) 0 0
of which: Real estate financing (8) 2 (4) (5) 0
of which: Large corporate clients (100) 21 (20) (101) 0
of which: SME clients (295) 3 (11) (287) 0
of which: Other (100) 6 (10) (96) 1
Remeasurements without stage transfers
3
(30) 127 36 (153) (40)
of which: Private clients with mortgages 27 18 18 (7) (2)
of which: Real estate financing 44 16 5 6 17
of which: Large corporate clients 29 55 31 (25) (32)
of which: SME clients (90) 5 2 (97) 0
of which: Other (40) 32 (19) (29) (23)

of which: Sovereign
(9) 12 (21) 0 0
Model changes
4
(49) (14) (35) 0 0
Movements with profit or loss impact 5 (551) 175 (74) (612) (39)
Movements without profit or loss impact (write-off, FX and other)
6
305 37 31 353 (116)
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2022 (1,091) (259) (267) (564) 0
Acquisition of Credit Suisse AG portfolios (541) (541) 0 0 0
Net movement from new and derecognized transactions
1
14 (2) 9 7 0
of which: Private clients with mortgages (4) (7) 3 0 0
of which: Real estate financing 1 (2) 3 0 0
of which: Large corporate clients 18 8 3 7 0
of which: SME clients (2) (2) 0 0 0
of which: Other 1 1 0 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0 0

of which: Loans to financial advisors
0 0 0 0 0
Remeasurements with stage transfers
2
(507) 42 (149) (400) 0
of which: Private clients with mortgages (12) 2 (3) (12) 0
of which: Real estate financing (35) 8 (27) (16) 0
of which: Large corporate clients (223) 17 (21) (220) 0
of which: SME clients (167) 6 (59) (115) 0
of which: Other (69) 8 (39) (38) 0

of which: Financial intermediaries and hedge funds
1 0 0 0 0
of which: Loans to financial advisors 1 2 (1) 0 0
Remeasurements without stage transfers
3
17 58 12 14 (67)
of which: Private clients with mortgages 3 1 16 (3) (11)
of which: Real estate financing (1) 5 3 (1) (9)
of which: Large corporate clients (42) (18) (1) (8) (16)
of which: SME clients 65 31 1 44 (11)
of which: Other (7) 39 (8) (18) (20)

of which: Sovereign
(37) 0 (15) 0 (22)

of which: Loans to financial advisors
(7) 1 0 (8) 0
Model changes
4
(22) (14) (8) 0 0
Movements with profit or loss impact
5
(1,037) (457) (136) (378) (67)
Movements without profit or loss impact (write-off, FX and other)
6
(132) 17 (13) (50) (86)
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees and facilities)

that were newly

originated, purchased or

renewed and from

the final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.

ECL stage 2 classification by trigger

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2024 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
Private clients with mortgages (71) (47) (1) (22)
Real estate financing (29) (18) (2) (9)
Large corporate clients (194) (96) (95) (4)
SME clients (76) (41) (20) (14)
Ship / aircraft financing (17) (16) (1) (1)
Financial intermediaries and hedge funds (2) (1) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Credit cards (12) 0 0 (12)
Consumer financing (19) (12) 0 (7)
Commodity trade finance (1) 0 0 0
Other (37) (25) (10) (1)
On- and off-balance sheet

(459) (256) (131) (72)

Maximum exposure to credit risk

Maximum exposure to credit risk

31.12.24
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks
4
18.9 0.0 0.2 0.1 0.2 18.4
Receivables from securities financing transactions
measured at amortized cost
118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
5,6
44.0 28.3 15.7
Loans and advances to customers 580.0 30.8 130.1 337.5 40.9 0.0 9.3 31.4
Other financial assets measured at amortized cost 58.8 0.2 0.7 0.0 5.3 52.7
Total financial assets measured at amortized cost 1,043.3 31.0 244.1 337.5 50.3 28.3 0.0 9.5 342.6
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 1,045.5 31.0 244.1 337.5 50.3 28.3 0.0 9.5 344.7
Guarantees
7
40.2 1.9 19.6 0.4 2.3 0.0 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9 0.0
Committed unconditionally revocable credit lines 145.6 19.4 61.6 12.9 1.5 3.1 47.1
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 290.1 21.4 109.9 14.9 26.4 0.0 0.0 11.2 106.2
31.12.23
8
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 314.1 314.1
Amounts due from banks
4
21.1 0.0 0.2 0.2 0.3 20.5
Receivables from securities financing transactions
measured at amortized cost
99.0 0.0 95.6 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
50.1 32.9 17.2
Loans and advances to customers 639.7 40.2 131.9 372.9 38.9 0.0 11.9 43.9
Other financial assets measured at amortized cost 65.5 0.1 0.8 0.1 5.7 58.8
Total financial assets measured at amortized cost 1,189.5 40.4 228.5 373.0 47.5 32.9 0.0 12.1 455.1
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL
1,191.7 40.4 228.5 373.0 47.5 32.9 0.0 12.1 457.3
Guarantees
7
46.1 2.9 21.4 0.3 3.4 0.1 4.6 13.3
Irrevocable loan commitments 91.5 0.5 3.2 2.2 17.1 0.4 5.9 62.3
Forward starting reverse repurchase and securities
borrowing agreements 18.4 18.4 0.0
Committed unconditionally revocable credit lines 163.2 20.3 58.5 17.6 6.2 4.4 56.2
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 319.2 23.7 101.6 20.1 26.6 0.0 0.5 14.8 131.8
1 Of which: USD 3,742
m for 31 December 2024

(31 December 2023: USD
3,824
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
356
m for 31 December 2024

(31 December
2023: USD 237
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and other

collateral. For the purpose

of this disclosure, UBS applies

a risk-based approach that generally

prioritizes collateral according to its

liquidity profile. In the case

of loan facilities with
funded and unfunded

elements, the

collateral is

first allocated

to the

funded element.

For legacy

Credit Suisse

a risk-based

approach is

applied that

generally prioritizes

real estate

collateral and

prioritizes other
collateral according to its liquidity profile. In the

case of loan facilities with funded and unfunded elements,

the collateral is proportionally allocated.

3 Includes but is not limited to life insurance contracts,

rights in
respect of subscription

or capital commitments

from fund partners,

lien claims on

assets of borrowers,

leasing items, mortgage

loans, inventory,

gold and other

commodities.

4 Amounts due from

banks include
amounts held with

third-party banks on

behalf of clients.

The credit risk

associated with these

balances may be

borne by those

clients.

5 Included within Cash

collateral receivables on

derivative instruments

are
margin balances due from exchanges or clearing houses.

Some of these margin balances reflect amounts transferred

on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting”
column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase
and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through the Fixed Income

Clearing Corporation (the FICC). As part of this arrangement,

UBS guarantees
the FICC for prompt and full payment and performance of the clients‘ respective obligations under the FICC rules. The

Group minimizes its liability under these guarantees by obtaining a security interest in the cash or high-quality securities collateral

that the clients

place with the

clearing house; therefore,

the risk of

loss is expected

to be remote.

8 Comparative-period

information has been

revised. Refer to

Note 2 for

more
information.

Financial assets subject to credit risk by rating category

Financial assets subject to credit risk by rating

category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,735 442 24 0 174 0 223,375 (47) 223,329 of which: stage 1 222,735 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 35 0 35 (21) 13
of which: PCI 0 0 0 0 140 0 140 (25) 114
Amounts due from banks 156 15,238 2,409 809 326 0 18,938 (36) 18,903 of which: stage 1 156 15,206 2,331 791 221 0 18,705 (1) 18,704 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: PCI 0 0 0 0 30 0 30 (30) 0
Receivables from securities financing transactions

67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,868 261,017 169,139 106,577 37,652 5,692 581,944 (1,978) 579,967
of which: stage 1 1,868 259,251 165,762 98,176 28,752 0 553,808 (276) 553,532
of which: stage 2 0 1,754 3,373 8,375 8,870 0 22,373 (323) 22,049 of which: stage 3 0 0 0 0 0 4,699 4,699 (1,134) 3,565
of which: PCI 0 11 5 25 30 992 1,064 (244) 820
Other financial assets measured at amortized cost 26,078 21,060 2,920 6,958 1,661 282 58,959 (125) 58,835 of which: stage 1 26,078 21,030 2,893 6,820 1,413 0 58,233 (25) 58,209 of which: stage 2 0 30 27 139 247 0 444 (7) 436
of which: stage 3 0 0 0 0 0 262 262 (84) 178
of which: PCI 0 0 0 0 0 20 20 (8) 12
Total financial assets measured at amortized cost 328,469 334,788 188,646 146,334 41,267 5,974 1,045,479 (2,187) 1,043,293
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 329,862 335,490 188,646 146,435 41,267 5,974 1,047,675 (2,187) 1,045,488
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1,2
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 251,462 61,936 627 0 43 40 314,108 (48) 314,060 of which: stage 1 251,462 61,936 627 0 0 0 314,025 0 314,025 of which: stage 2 0 0 0 0 43 0 43 (26) 18
of which: PCI 0 0 0 0 0 40 40 (22) 17
Amounts due from banks 1,081 15,438 2,215 1,589 792 43 21,159 (12) 21,146 of which: stage 1 1,081 15,438 2,210 1,589 780 0 21,098 (6) 21,091 of which: stage 2 0 0 5 0 12 0 18 (1) 17
of which: PCI 0 0 0 0 0 43 43 (5) 38
Receivables from securities financing transactions

45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
of which: stage 1 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
Cash collateral receivables on derivative instruments 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082 of which: stage 1 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082
Loans and advances to customers 6,428 288,117 180,792 119,191 41,557 5,282 641,367 (1,698) 639,669
of which: stage 1 6,428 286,683 177,962 109,996 30,276 0 611,346 (423) 610,922
of which: stage 2 0 1,428 2,829 9,171 11,269 0 24,697 (289) 24,408 of which: stage 3 0 0 0 0 0 3,731 3,731 (862) 2,869
of which: PCI 0 6 0 24 12 1,551 1,593 (123) 1,470
Other financial assets measured at amortized cost 25,755 25,875 2,875 9,619 1,163 318 65,605 (151) 65,455 of which: stage 1 25,755 25,788 2,854 9,070 841 1 64,309 (41) 64,268 of which: stage 2 0 87 21 548 321 0 978 (10) 968
of which: stage 3 0 0 0 0 0 253 253 (94) 158
of which: PCI 0 0 0 0 1 64 66 (5) 61
Total financial assets measured at amortized cost 338,572 451,871 199,331 151,060 44,844 5,683 1,191,361 (1,911) 1,189,451
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 339,794 452,721 199,331 151,221 44,844 5,683 1,193,594 (1,911) 1,191,684
1 Refer to

the “Internal UBS

rating scale

and mapping of

external ratings” table

in the “Risk

management and

control” section

of this report

for more information

on rating categories.

2 Comparative-period
information has been revised. Refer to Note 2 for more information.

Off-balance sheet positions subject to expected credit loss by rating category

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.24
Rating category 1 0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,395 7,282 8,403 5,196 1,829 174 40,279 (64)
of which: stage 1 17,395 7,247 8,362 4,484 1,371 0 38,858 (16)
of which: stage 2 0 35 41 708 459 0 1,242 (24)
of which: stage 3 0 0 0 0 0 151 151 (24)
of which: PCI 0 0 0 4 0 23 27 0
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,807 200 79,579 (177)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 187 187 (10)
of which: PCI 0 0 0 0 43 13 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,515 31,125 30,763 44,340 19,636 374 144,754 (241)
Credit lines
Committed unconditionally revocable credit lines 2,180 100,663 22,875 13,258 6,434 255 145,665 (76)
of which: stage 1 2,180 100,106 22,414 12,690 5,872 0 143,262 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 250 250 0
of which: PCI

0

0

0

0

0

5

5

0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 102,661 23,821 13,997 7,351 257 150,273 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1,2
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,805 10,961 9,421 5,916 1,882 207 46,191 (73)
of which: stage 1 17,805 10,922 9,310 5,054 1,398 0 44,487 (28)
of which: stage 2 0 39 111 861 484 0 1,495 (22)
of which: stage 3 0 0 0 0 0 151 151 (23)
of which: PCI 0 0 0 1 1 56 58 0
Irrevocable loan commitments 1,722 31,936 24,050 19,661 14,006 266 91,643 (178)
of which: stage 1 1,722 31,936 23,989 19,079 10,354 0 87,080 (117)
of which: stage 2 0 0 62 583 3,652 0 4,297 (51)
of which: stage 3 0 0 0 0 0 218 218 (14)
of which: PCI 0 0 0 0 0 48 48 4
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 8,206 0 0 18,444 0
Total off-balance sheet financial instruments 29,679 42,899 33,554 33,783 15,888 473 156,278 (251)
Credit lines
Committed unconditionally revocable credit lines 2,659 108,395 28,669 17,739 5,648 146 163,256 (95)
of which: stage 1 2,659 107,992 28,188 16,921 4,696 0 160,456 (78)
of which: stage 2 0 403 481 818 952 0 2,654 (17)
of which: stage 3 0 0 0 0 0 146 146 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 1,251 501 4 4,608 (4)
of which: stage 1 4 1,803 1,045 1,249 493 0 4,593 (4)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,663 110,197 29,714 18,990 6,149 150 167,864 (99)
1 Refer to

the “Internal UBS

rating scale

and mapping of

external ratings” table

in the “Risk

management and

control” section

of this report

for more information

on rating categories.

2 Comparative-period
information has been revised. Refer to Note 2 for more information.

Potential effect on stage 1 and stage 2 positions from changing key parameters

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2024
USD m 100% Baseline
100% Mild debt
crisis
100%
Stagflationary
geopolitical crisis

Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (5) (6) (124) (15)
+0.50% 6 11 139 20
+1.00% 12 24 302 43
Unemployment rate (absolute change)
–1.00% (6) (10) (117) (18)
–0.50% (3) (5) (63) (9)
+0.50% 3 6 72 11
+1.00% 7 12 154 22
Real GDP growth (relative change)
–2.00% 55 85 86 67
–1.00% 25 40 47 32
+1.00% (24) (44) (49) (27)
+2.00% (48) (80) (83) (55)
House Price Index (relative change)
–5.00% 9 26 241 37
–2.50% 4 12 111 18
+2.50% (6) (14) (102) (20)
+5.00% (9) (23) (188) (33)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 9 13 18 12
–5.00% 2 5 7 4
+5.00% (7) (8) (13) (8)
+10.00% (10) (13) (22) (12)

Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2024
Actual ECL allowances and
provisions, including
staging (as per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL allowances
and provisions, assuming all
positions being subject to
lifetime ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (131) (82) (206) (119) (231)
Total (946) (654) (2,217) (952) (2,071)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL allowances and
provisions, including
staging (as per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL allowances
and provisions, assuming all
positions being subject to
lifetime ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (161) (66) (816) (81) (409)
Real estate financing (88) (53) (293) (49) (196)
Large corporate clients (368) (282) (533) (419) (645)
SME clients (188) (158) (274) (226) (296)
Ship financing (48) (46) (50) (49) (125)
Consumer financing / credit cards (74) (71) (81) (75) (186)
Other segments (189) (157) (269) (197) (368)
Total (1,115) (832) (2,317) (1,095) (2,225)